Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	34.45%
Morningstar US Real Estate Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	23.03%
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	19.54%
Performance Inception Date		Nov. 01, 2023
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.49%	16.92%
SRH REIT Covered Call ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.45%	13.98%